SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Warrants (Note 14)	$ 2,547,702
Total liabilities	2,547,702
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants (Note 14)
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants (Note 14)
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants (Note 14)	2,547,702
Total liabilities	$ 2,547,702